12. WARRANT SUMMARY (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Number of Warrants, Granted	9,872,518
Number of Warrants, Exercised	0	1,386,126	636,126	0	0
Number of Warrants, Forfeited/Canceled	(1,000,000)
Number of Warrants, Ending	100,672,803
Weighted Average Exercise Price, Granted	$ 0.1
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited/Canceled	$ 0.12
Aggregate Intrinsic Value, Granted
Aggregate Intrinsic Value, Exercised
Aggregate Intrinsic Value, Forfeited/Canceled
WarrantMember
Number of Warrants, Beginning	21,757,421
Number of Warrants, Granted	10,961,164
Number of Warrants, Exercised	(10,961,164)
Number of Warrants, Forfeited/Canceled
Number of Warrants, Ending	21,757,421
Number of Warrants, Exercisable	21,757,421
Weighted Average Exercise Price, Beginning	$ 0.18
Weighted Average Exercise Price, Granted	$ 0.082
Weighted Average Exercise Price, Exercised	$ 0.082
Weighted Average Exercise Price, Forfeited/Canceled
Weighted Average Exercise Price, Ending	$ 0.18
Weighted Average Exercise Price, Exercisable	$ 0.18
Weighted Average Remaining Contractual Life (in years), Beginning	$ 2.88
Weighted Average Remaining Contractual Life (in years), Granted
Weighted Average Remaining Contractual Life (in years, Exercised
Weighted Average Remaining Contractual Life (in years), Forfeited/Canceled
Weighted Average Remaining Contractual Life (in years), Ending	$ 2.38
Weighted Average Remaining Contractual Life (in years), Exercisable	$ 2.38
Aggregate Intrinsic Value, Beginning
Aggregate Intrinsic Value, Granted
Aggregate Intrinsic Value, Exercised
Aggregate Intrinsic Value, Forfeited/Canceled
Aggregate Intrinsic Value, Ending
Aggregate Intrinsic Value, Exercisable